Available-for-sale Securities (Details)	12 Months Ended				0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jan. 06, 2013 PRC fund house USD ($)	Jan. 06, 2013 PRC fund house CNY
Available-for-sale Securities
Investment with contractual maturity after one year (in shares)					17,800,000	17,800,000
Par value of investment (in CNY per share)						1.00
Acquired at amortized cost during the year	$ 2,916,026	17,778,718			$ 2,919,516	17,800,000
Unrealized holding loss recognized in other comprehensive income during the year	(163,173)	(994,849)
Balance at the end of the year	2,752,853	16,783,869
Unrealized holding loss net of tax for available-for-sale securities	$ 122,380	746,137	0	0